Loans and Allowance for Loan Losses - Impaired loans (Details 4) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Balance, Total	$ 2,580,552	$ 3,840,156
Unpaid Principal Balance, Total	2,580,552	3,840,156
Specific Allowance, Total	1,084,812	800,664
Average Investment in Impaired Loans, Total	2,913,373	4,141,743
Interest Income Recognized, Total	141,975	217,926
Interest Income Recognized Cash Basis, Total	132,139	180,961
Real estate loans | 1-4 family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans without a specific valuation allowance, Recorded Balance	39,598	111,166
Loans without a specific valuation allowance, Unpaid Principal Balance	39,598	111,166
Loans without a specific valuation allowance, Average Investment in Impaired Loans	41,880	211,346
Loans without a specific valuation allowance, Interest Income Recognized	2,653	12,248
Loans without a specific valuation allowance, Interest Income Recognized Cash Basis	2,888	12,042
Loans with a specific valuation allowance, Recorded Balance	673,553	547,568
Loans with a specific valuation allowance, Unpaid Principal Balance	673,553	547,568
Loans with a specific valuation allowance, Specific Allowance	304,922	176,079
Loans with a specific valuation allowance, Average Investment in Impaired Loans	719,834	568,790
Loans with a specific valuation allowance, Interest Income Recognized	41,323	32,908
Loans with a specific valuation allowance, Interest Income Recognized Cash Basis	34,208	25,352
Recorded Balance, Total	713,151	658,734
Unpaid Principal Balance, Total	713,151	658,734
Specific Allowance, Total	304,922	176,079
Average Investment in Impaired Loans, Total	761,714	780,136
Interest Income Recognized, Total	43,976	45,156
Interest Income Recognized Cash Basis, Total	37,096	37,394
Real estate loans | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans without a specific valuation allowance, Recorded Balance	120,172	516,560
Loans without a specific valuation allowance, Unpaid Principal Balance	120,172	516,560
Loans without a specific valuation allowance, Average Investment in Impaired Loans	272,557	663,640
Loans without a specific valuation allowance, Interest Income Recognized	13,499	34,155
Loans without a specific valuation allowance, Interest Income Recognized Cash Basis	14,061	34,586
Loans with a specific valuation allowance, Recorded Balance	1,538,151	1,081,970
Loans with a specific valuation allowance, Unpaid Principal Balance	1,538,151	1,081,970
Loans with a specific valuation allowance, Specific Allowance	723,481	487,205
Loans with a specific valuation allowance, Average Investment in Impaired Loans	1,572,203	1,118,044
Loans with a specific valuation allowance, Interest Income Recognized	68,918	67,505
Loans with a specific valuation allowance, Interest Income Recognized Cash Basis	64,878	47,864
Recorded Balance, Total	1,658,323	1,598,530
Unpaid Principal Balance, Total	1,658,323	1,598,530
Specific Allowance, Total	723,481	487,205
Average Investment in Impaired Loans, Total	1,844,760	1,781,684
Interest Income Recognized, Total	82,417	101,660
Interest Income Recognized Cash Basis, Total	78,939	82,450
Real estate loans | Agricultural Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans without a specific valuation allowance, Recorded Balance		839,546
Loans without a specific valuation allowance, Unpaid Principal Balance		839,546
Loans without a specific valuation allowance, Average Investment in Impaired Loans		864,705
Loans without a specific valuation allowance, Interest Income Recognized		43,335
Loans without a specific valuation allowance, Interest Income Recognized Cash Basis		44,885
Recorded Balance, Total		839,546
Unpaid Principal Balance, Total		839,546
Specific Allowance, Total
Average Investment in Impaired Loans, Total		864,705
Interest Income Recognized, Total		43,335
Interest Income Recognized Cash Basis, Total		44,885
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans without a specific valuation allowance, Recorded Balance	61,483	80,172
Loans without a specific valuation allowance, Unpaid Principal Balance	61,483	80,172
Loans without a specific valuation allowance, Average Investment in Impaired Loans	87,359	83,509
Loans without a specific valuation allowance, Interest Income Recognized	4,332	634
Loans without a specific valuation allowance, Interest Income Recognized Cash Basis	4,419	150
Loans with a specific valuation allowance, Recorded Balance	93,584	197,456
Loans with a specific valuation allowance, Unpaid Principal Balance	93,584	197,456
Loans with a specific valuation allowance, Specific Allowance	56,409	127,458
Loans with a specific valuation allowance, Average Investment in Impaired Loans	165,473	269,496
Loans with a specific valuation allowance, Interest Income Recognized	7,580	11,517
Loans with a specific valuation allowance, Interest Income Recognized Cash Basis	7,814	11,139
Recorded Balance, Total	155,067	277,628
Unpaid Principal Balance, Total	155,067	277,628
Specific Allowance, Total	56,409	127,458
Average Investment in Impaired Loans, Total	252,832	353,005
Interest Income Recognized, Total	11,912	12,151
Interest Income Recognized Cash Basis, Total	12,233	11,289
Agricultural business
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans without a specific valuation allowance, Recorded Balance		406,950
Loans without a specific valuation allowance, Unpaid Principal Balance		406,950
Loans without a specific valuation allowance, Average Investment in Impaired Loans		307,729
Loans without a specific valuation allowance, Interest Income Recognized		11,403
Loans without a specific valuation allowance, Interest Income Recognized Cash Basis		808
Recorded Balance, Total		406,950
Unpaid Principal Balance, Total		406,950
Specific Allowance, Total
Average Investment in Impaired Loans, Total		307,729
Interest Income Recognized, Total		11,403
Interest Income Recognized Cash Basis, Total		808
Home equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans without a specific valuation allowance, Recorded Balance	54,011	48,418
Loans without a specific valuation allowance, Unpaid Principal Balance	54,011	48,418
Loans without a specific valuation allowance, Average Investment in Impaired Loans	54,067	43,342
Loans without a specific valuation allowance, Interest Income Recognized	3,670	3,333
Loans without a specific valuation allowance, Interest Income Recognized Cash Basis	3,871	3,331
Loans with a specific valuation allowance, Recorded Balance		9,922
Loans with a specific valuation allowance, Unpaid Principal Balance		9,922
Loans with a specific valuation allowance, Specific Allowance		9,922
Loans with a specific valuation allowance, Average Investment in Impaired Loans		9,982
Loans with a specific valuation allowance, Interest Income Recognized		810
Loans with a specific valuation allowance, Interest Income Recognized Cash Basis		722
Recorded Balance, Total	54,011	58,340
Unpaid Principal Balance, Total	54,011	58,340
Specific Allowance, Total		9,922
Average Investment in Impaired Loans, Total	54,067	53,324
Interest Income Recognized, Total	3,670	4,143
Interest Income Recognized Cash Basis, Total	$ 3,871	4,053
Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans without a specific valuation allowance, Recorded Balance		428
Loans without a specific valuation allowance, Unpaid Principal Balance		428
Loans without a specific valuation allowance, Average Investment in Impaired Loans		1,160
Loans without a specific valuation allowance, Interest Income Recognized		78
Loans without a specific valuation allowance, Interest Income Recognized Cash Basis		82
Recorded Balance, Total		428
Unpaid Principal Balance, Total		428
Specific Allowance, Total
Average Investment in Impaired Loans, Total		1,160
Interest Income Recognized, Total		78
Interest Income Recognized Cash Basis, Total		$ 82